UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2012

Investor Information: 1-855-296-8992

This report and the consolidated financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Makefield Managed Futures Strategy Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Makefield Managed Futures Strategy Fund

PERFORMANCE (Unaudited)

	Non-Annualized Total Returns as of September 30, 2012
	Six Months	Since Inception– Class A*	Since Inception- Class C**
Makefield Managed Futures Strategy Fund Class A
Without sales charge	0.43%	(6.60)%	-
With sales charge	(5.35)%	(11.59)%	-
Makefield Managed Futures Strategy Fund Class C	0.11%	-	(3.91)%
S&P 500	3.42%	8.35%	20.75%

________________

* Class A commenced operations on July 1, 2011.

** Class C commenced operations on November 1, 2011.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 2.82% for Class A and 3.57% for Class C.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-296-8992.

CONSOLIDATED PORTFOLIO ANALYSIS (Unaudited) September 30, 2012
Percent of Net Assets
Exchange Traded Funds	56.20%
Short-Term Investments	24.20%
Commodity Trading Advisors	10.50%
Other Assets Less Liabilities	9.10%
Total	100.00%

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 56.20%
	DEBT FUND - 56.20%
10,299	iShares Barclays 1-3 Year Credit Bond Fund	$ 1,089,222
30,000	iShares Barclays 1-3 Year Treasury Bond Fund	2,535,000
22,107	PowerShares VRDO Tax Free Weekly Portfolio	552,233
13,400	Vanguard Short-Term Bond ETF	1,091,430
5,697	Vanguard Short-Term Corporate Bond ETF	457,640
2,281	Vanguard Short-Term Government Bond ETF	139,118
	TOTAL EXCHANGE TRADED FUNDS	5,864,643
	( Cost - $5,836,462)

	COMMODITY TRADING ADVISORS ^ -10.50%
753,824	AlphaMosaic SPC - SP 73 Segregated Portfolio *	410,058
190,483	AlphaMosaic SPC - SP 35 Segregated Portfolio *	168,341
403,388	AlphaMosaic SPC - SP 27 Segregated Portfolio *	517,669
	TOTAL COMMODITY TRADING ADVISORS	1,096,068
	( Cost - $1,180,000)

	SHORT-TERM INVESTMENTS - 24.20%
	MONEY MARKET FUND - 24.20%
2,525,328	BlackRock Liquidity Funds T-Fund Portfolio, 0.03% +	2,525,328
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $2,525,328)

	TOTAL INVESTMENTS - 90.90%
	( Cost - $9,541,790) (a)	$ 9,486,039
	OTHER ASSETS LESS LIABILITIES - 9.10%	949,266
	NET ASSETS - 100.00%	$ 10,435,305

+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2012.
^ These instruments are holdings of MMFS Fund Limited.
* Non-Income producing security.
# These instruments are holdings of Bridgeton Portfolio Fund, LLC, a commodity trading advisor.

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 127,078
	Unrealized depreciation:	(182,829)
	Net Unrealized depreciation:	$ (55,751)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS (Unaudited)
September 30, 2012
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURES CONTRACTS #	(Depreciation)
1	ASX SPI 200 Future December 2012	$ (285)
	(Underlying Face Amount at Value $113,984)

2	Aussie 3 YR Bond Future December 2012	603
	(Underlying Face Amount at Value $203)

2	Australian Dollar Future December 2012	(870)
	(Underlying Face Amount at Value $206,060)

2	Bean Meal Future March 2013	5,960
	(Underlying Face Amount at Value $93,680)

3	British Pound Future December 2012	481
	(Underlying Face Amount at Value $302,550)

2	CAC Index Future October 2012	(4,739)
	(Underlying Face Amount at Value $86,507)

3	Canadian Dollar Future December 2012	(2,000)
	(Underlying Face Amount at Value $304,470)

2	Corn Future December 2012	(4,388)
	(Underlying Face Amount at Value $75,600)

2	Corn Future May 2013	(1,625)
	(Underlying Face Amount at Value $75,700)

2	Crude Oil Future June 2013	14,350
	(Underlying Face Amount at Value $188,240)

3	Crude Oil Future September 2013	(8,400)
	(Underlying Face Amount at Value $281,340)

2	EOE Index Future October 2012	(6,726)
	(Underlying Face Amount at Value $167,287)

3	Euribor Future September 2013	386
	(Underlying Face Amount at Value $965,178)

30	Euro Dollars Future September 2013	700
	(Underlying Face Amount at Value $7,473,750)

4	Euro-Schatz Future December 2012	(257)
	(Underlying Face Amount at Value $571,315)

1	FTSE Index Future December 2012	(2,304)
	(Underlying Face Amount at Value $92,551)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS (Unaudited) (Continued)
September 30, 2012
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURES CONTRACTS # (Continued)	(Depreciation)
4	Gasoline RBOB Oil Future December 2012	$ (4,175)
	(Underlying Face Amount at Value $469,056)

1	GILT Future December 2012	1,002
	(Underlying Face Amount at Value $195,404)

3	Gold Future December 2012	13,940
	(Underlying Face Amount at Value $532,170)

1	Hang Sang Index Future October 2012	1,057
	(Underlying Face Amount at Value $135,688)

3	Heating Oil Future December 2012	2,600
	(Underlying Face Amount at Value $396,081)

1	Japanese Yen Future December 2012	519
	(Underlying Face Amount at Value $160,400)

1	Kansas Wheat Future May 2013	150
	(Underlying Face Amount at Value $46,800)

11	LME Aluminum Future December 2012	17,053
	(Underlying Face Amount at Value $581,350)

13	LME Aluminum Future March 2013	4,209
	(Underlying Face Amount at Value $693,063)

4	LME Aluminum Future June 2013	(9,150)
	(Underlying Face Amount at Value $215,600)

5	LME Aluminum Future September 2013	20,944
	(Underlying Face Amount at Value $272,469)

3	LME Aluminum Future December 2013	3,388
	(Underlying Face Amount at Value $165,225)

5	LME Copper Future December 2012	72,054
	(Underlying Face Amount at Value $1,026,438)

7	LME Copper Future March 2013	27,469
	(Underlying Face Amount at Value $1,436,663)

1	LME Copper Future June 2013	(6,581)
	(Underlying Face Amount at Value $205,238)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS (Unaudited) (Continued)
September 30, 2012
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURES CONTRACTS # (Continued)	(Depreciation)
1	LME Copper Future September 2013	$ 19,350
	(Underlying Face Amount at Value $205,125)

1	LME Copper Future December 2013	2,925
	(Underlying Face Amount at Value $204,963)

2	LME Nickel Future December 2012	23,682
	(Underlying Face Amount at Value $221,712)

6	LME Nickel Future March 2013	29,476
	(Underlying Face Amount at Value $667,260)

2	LME Zinc Future December 2012	5,191
	(Underlying Face Amount at Value $104,838)

3	Nasdaq E-Mini Future December 2012	(2,135)
	(Underlying Face Amount at Value $167,520)

2	New Zealand Dollar Future December 2012	2,670
	(Underlying Face Amount at Value $164,780)

2	NIKKEI INDEX Future December 2012	(1,732)
	(Underlying Face Amount at Value $88,750)

6	OMX 30 Index Future October 2012	(2,636)
	(Underlying Face Amount at Value $96,750)

1	S&P Canada Index Future December 2012	(1,586)
	(Underlying Face Amount at Value $142,943)

2	S&P E-Mini Future December 2012	(1,780)
	(Underlying Face Amount at Value $143,420)

12	SGX JGB Future December 2012	2,771
	(Underlying Face Amount at Value $1,730,880)

10	SGX S&P Future October 2012	292
	(Underlying Face Amount at Value $114,460)

3	Singapore MSCI Index Future October 2012	(1,173)
	(Underlying Face Amount at Value $171,072)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS (Unaudited) (Continued)
September 30, 2012
		Unrealized
		Appreciation
Contracts	OPEN SHORT FUTURES CONTRACTS # (Continued)	(Depreciation)
1	Soybean Future January 2013	$ (6,938)
	(Underlying Face Amount at Value $80,150)

1	Soybean Future March 2013	4,813
	(Underlying Face Amount at Value $78,200)

4	90 Day Sterling Future March 2013	970
	(Underlying Face Amount at Value $805,869)

4	Taiwan Index Future October 2012	(80)
	(Underlying Face Amount at Value $110,160)

5	US 2 YR Note Future December 2012	406
	(Underlying Face Amount at Value $1,100,900)

3	US 10 YR Note Future December 2012	328
	(Underlying Face Amount at Value $399,480)

	TOTAL OPEN LONG FUTURES CONTRACTS	210,179

	OPEN SHORT FUTURES CONTRACTS #
1	Coffee Future December 2012	6,731
	(Underlying Face Amount at Value $65,063)

3	Cotton Future December 2012	1,775
	(Underlying Face Amount at Value $105,975)

1	Cotton Future May 2013	170
	(Underlying Face Amount at Value $36,380)

7	Crude Oil Future January 2013	7,850
	(Underlying Face Amount at Value $651,000)

1	Crude Oil Future February 2013	380
	(Underlying Face Amount at Value $93,420)

1	Euro Bund Future December 2012	(2,546)
	(Underlying Face Amount at Value $182,883)

1	Euro FX Future December 2012	1,063
	(Underlying Face Amount at Value $160,775)

6	Lean Hogs Future February 2013	(2,040)
	(Underlying Face Amount at Value $192,600)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS (Unaudited) (Continued)
September 30, 2012
		Unrealized
		Appreciation
Contracts	OPEN SHORT FUTURES CONTRACTS # (Continued)	(Depreciation)
4	Live Cattle Future December 2012	$ 680
	(Underlying Face Amount at Value $199,520)

1	Live Cattle Future February 2013	120
	(Underlying Face Amount at Value $51,372)

13	LME Aluminum Future December 2012	(38,179)
	(Underlying Face Amount at Value $687,050)

8	LME Aluminum Future March 2013	1,325
	(Underlying Face Amount at Value $426,500)

8	LME Aluminum Future June 2013	(25,800)
	(Underlying Face Amount at Value $431,200)

5	LME Aluminum Future September 2013	(11,906)
	(Underlying Face Amount at Value $272,469)

1	LME Aluminum Future December 2013	125
	(Underlying Face Amount at Value $55,075)

5	LME Copper Future December 2012	(71,389)
	(Underlying Face Amount at Value $1,026,438)

5	LME Copper Future March 2013	(5,675)
	(Underlying Face Amount at Value $1,026,188)

1	LME Copper Future June 2013	(11,488)
	(Underlying Face Amount at Value $205,238)

2	LME Nickel Future December 2012	(19,314)
	(Underlying Face Amount at Value $221,712)

4	LME Nickel Future March 2013	(36,666)
	(Underlying Face Amount at Value $444,840)

3	LME Zinc Future December 2012	(15,206)
	(Underlying Face Amount at Value $157,256)

2	Natural Gas Future December 2012	(10,430)
	(Underlying Face Amount at Value $72,400)

1	Natural Gas Future January 2013	(3,730)
	(Underlying Face Amount at Value $37,700)

1	Robusta Coffee Future November 2012	(1,080)
	(Underlying Face Amount at Value $21,820)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF FUTURES CONTRACTS (Unaudited) (Continued)
September 30, 2012
		Unrealized
		Appreciation
Contracts	OPEN SHORT FUTURES CONTRACTS # (Continued)	(Depreciation)
3	Sugar Future March 2013	$ 1,176
	(Underlying Face Amount at Value $68,611)

3	Sugar Future May 2013	(650)
	(Underlying Face Amount at Value $68,611)

1	Swiss Franc Future December 2012	(862)
	(Underlying Face Amount at Value $133,113)

2	US Long Bond Future December 2012	(4,594)
	(Underlying Face Amount at Value $298,240)

1	Wheat Future May 2013	(150)
	(Underlying Face Amount at Value $45,300)

	TOTAL OPEN SHORT FUTURES CONTRACTS	(240,310)
	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (30,131)

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2012

Assets:
Investments in Securities at Fair Value (identified cost $9,541,790)	$ 9,486,039
Cash	654,142
Dividends and Interest Receivable	846
Due from Broker	347,982
Due from Investment Advisor	4,648
Prepaid Expenses and Other Assets	16,854
Total Assets	10,510,511

Liabilities:
Net Unrealized Loss on Open Futures Contracts	30,131
Accrued Management Fees	11,186
Payable to Other Affiliates	3,201
Accrued Distribution Fees	2,099
Other Accrued Expenses	28,589
Total Liabilities	75,206

Net Assets	$ 10,435,305

Class A Shares*:
Net Assets (Unlimited shares of no par value interest authorized;
1,074,513 shares of beneficial interest outstanding)	$ 10,077,675

Net Asset Value and Redemption Price Per Share (a)
($10,077,675 / 1,074,513 shares of beneficial interest outstanding)	$ 9.38
Offering Price Per Share
($9.38/0.9425)	$ 9.95

Class C Shares*:
Net Assets (Unlimited shares of no par value interest authorized;
24,470 shares of beneficial interest outstanding)	$ 228,475

Net Asset Value, Offering and Redemption Price Per Share (a)
($228,475 / 24,470 shares of beneficial interest outstanding)	$ 9.34

Composition of Net Assets:
At September 30, 2012, Net Assets consisted of:
Paid-in-Capital	$ 10,765,238
Accumulated Net Investment Loss	(230,893)
Accumulated Net Realized Loss from Security Transactions	(142,313)
Net Unrealized Depreciation on Investments and Futures Contracts	(85,882)
Controlling Interest of the Makefield Managed Futures Strategy Fund	10,306,150
Non-Controlling Interest	129,155
Net Assets	$ 10,435,305

*Share class information does not include non-controlling interest.
(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2012

Investment Income:
Dividend Income	$ 25,374
Interest Income	112
Total Investment Income	25,486

Expenses:
Management Fees (Note 3)	103,577
Audit Fees	32,741
Administration Fees	20,332
Fund Accounting Fees	18,184
Transfer Agent Fees	10,513
Legal Fees	10,260
Registration & Filing Fees	14,876
Printing Expense	4,959
Distribution Fees - Class A	11,686
Chief Compliance Officer Fees	6,695
Tax Expense	5,042
Custody Fees	4,216
Trustees' Fees	2,480
Distribution Fees - Class C	589
Insurance Expense	1,984
Miscellaneous Expenses	1,279
Total Expenses	249,413
Less: Fees Waived/Expenses Reimbursed by Adviser	(90,949)
Net Expenses	158,464

Net Investment Loss	(132,978)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Trading of Futures Contracts	59,970

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	89,268
Futures Contracts	(10,000)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures Contracts	79,268

Net Realized and Unrealized Gain on Investments and Futures Contracts	139,238

Net Increase in Net Assets Resulting From Operations	$ 6,260

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	Ended
	September 30, 2012	March 31, 2012*
	(Unaudited)
Operations:
Net Investment Loss	$ (132,978)	$ (121,451)
Net Realized Gain (Loss) on Futures Contracts	59,970	(205,968)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures Contracts	79,268	(165,150)
Net Increase (Decrease) in Net Assets
Resulting From Operations	6,260	(488,884)

Capital Transactions - Controlling Interest:
Class A Shares:
Proceeds from Shares Issued (191,294 and 1,042,900
shares, respectively)	1,822,704	10,172,580
Redemption Fee Proceeds	13	203
Cost of Shares Redeemed (34,089 and 125,592 shares, respectively)	(324,167)	(1,189,356)
Total From Capital Transactions: Class A	1,498,550	8,983,427

Class C Shares:
Proceeds from Shares Issued (18,949 and 8,632 shares, respectively)	181,105	82,809
Cost of Shares Redeemed (0 and 3,111 shares, respectively)	-	(28,962)
Total From Capital Transactions: Class C	181,105	53,847

Total Increase in Net Assets From Capital Transactions - Controlling Interest	1,679,655	9,037,274

Total Increase in Net Assets	1,685,915	8,749,390

Net Assets:
Beginning of Period	8,749,390	-
End of Period	$ 10,435,305	$ 8,749,390

Undistributed Net Investment Loss at End of Period	$ (230,893)	$ (97,915)
_______
*The Fund commenced operations on July 1, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period, excluding non-controlling interest.
	Class A		Class A
	For the Six Months		For the Period
	Ended		Ended
	September 30, 2012		March 31, 2012*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.34		$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.12)		(0.19)
Net gain (loss) from investments
(both realized and unrealized)	0.16		(0.47)
Total from operations	0.04		(0.66)

Paid-in-Capital from Redemption Fees	-		-

Net Asset Value, End of Period	$ 9.38		$ 9.34

Total Return (b)	0.43%		(6.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,078		$ 8,566
Ratio to average net assets:
Expenses, Gross (e)	5.02%	(c )	6.57%	(c )
Expenses, Net of Reimbursement (e)	3.12%	(c )	2.94%	(c )
Net investment loss, Net of Reimbursement (e)	(2.59)%	(c )	(2.38)%	(c )
Portfolio turnover rate	0%	(d)	0%	(d)

__________
*Class A commenced operations on July 1, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period, excluding non-controlling interest.
	Class C		Class C
	For the Six Months		For the Period
	Ended		Ended
	September 30, 2012		March 31, 2012*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.33		$ 9.72
Decrease From Operations:
Net investment loss (a)	(0.16)		(0.18)
Net gain (loss) from investments
(both realized and unrealized)	0.17		(0.21)
Total from operations	0.01		(0.39)

Paid-in-Capital from Redemption Fees	-		-

Net Asset Value, End of Period	$ 9.34		$ 9.33

Total Return (b)	0.11%		(4.01)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 228		$ 52
Ratio to average net assets:
Expenses, Gross (e)	5.73%	(c )	6.14%	(c )
Expenses, Net of Reimbursement (e)	3.86%	(c )	3.63%	(c )
Net investment loss, Net of Reimbursement (e)	(3.38)%	(c )	(3.17)%	(c )
Portfolio turnover rate	0%	(d)	0%	(d)

__________
*Class C commenced operations on November 1, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2012

1.

ORGANIZATION

Makefield Managed Futures Strategy Fund, formerly the Mosaic Managed Futures Strategy Fund, is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  Makefield Managed Futures Strategy Fund is registered under the Investment Company Act of 1940, as amended, (the � Act”), as a diversified, open-end management investment company.  The investment objective of Makefield Managed Futures Strategy Fund is to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility by the S&P 500 Index.  A secondary objective is to maintain a relatively low correlation to stock and bond market returns. Makefield Managed Futures Strategy Fund pursues its investment objective by employing dual-strategy diversification through two distinct and complementary strategies: “Managed Futures” Strategy and “Fixed Income” Strategy. The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices. The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.

Consolidation of Subsidiary – Makefield MMFS Fund Ltd. (MMFS) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the operations of MMFS, which is a wholly-owned and controlled subsidiary of Makefield Managed Futures Strategy Fund.  The consolidated financial statements of MMFS include the financial statements of Bridgeton Portfolio Fund, LLC (BPF).  BPF is a Delaware limited liability company that was organized as a multiple series limited liability company on May 6, 2011 and commenced operations on July 1, 2011.  BPF’s business is to trade in futures, commodities and options contracts on exchanges worldwide.  The managing member of BPF is Bridgeton Fund Management LLC (“Manager”).  The Manager has selected Welton Investment Corporation (the “Trading Advisor”) as BPF’s trading advisor.    In addition, MMFS consolidated operations of BPF from July 1, 2011 (commencement of operations) to September 30, 2012 because MMFS has a controlling interest (greater than 50%, but less than 100%) in BPF.  All inter-company balances, revenues, and expenses have been eliminated in consolidation.  Makefield Managed Futures Strategy Fund, MMFS, and BPF are collectively referred to as the Fund throughout these consolidated financial statements.

The Makefield Managed Futures Strategy Fund may invest up to 25% of its total assets (measured at the time of purchase) in a controlled foreign corporation, MMFS, which acts as an investment vehicle in order to effect certain investments consistent with the Makefield Managed Futures Strategy Fund’s investment objectives and policies.

MMFS utilizes commodity-based derivative products to facilitate the Fund’s pursuit of its investment objectives.   In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in MMFS is as follows:

MMFS *
September 30, 2012
Fair Value of Commodity Trading Advisors	$ 1,096,068
Fair Value of BPF	816,020
Non-Controlling Interest**	(129,155)
Total Net Assets	1,782,933

Percentage of the Fund's Total Assets	17.09%

* MMFS commenced operations on July 1, 2011.

**Non-controlling interest is the portion of equity ownership in BPF not attributable to the Fund.  Non-controlling interest represents additional, non-related partners in BPF and is equal to 13.66% of BPF’s net assets and 1.24% of the Fund’s consolidated net assets.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

For tax purposes, MMFS is an exempted Cayman investment company.  MMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The Fund currently offers Class A and Class C shares.  Class A commenced operations on July 1, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class C commenced operations on November 1, 2011.  Class C shares are offered at net asset value.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures contracts are stated at fair value using the primary exchange’s closing (settlement) price, and are categorized as Level 1.

The Fund utilizes various methods to measure the fair value of its consolidated investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Makefield Managed Futures Strategy Fund

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September 30, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,864,643	$ -	$ -	$ 5,864,643
Commodity Trading Advisors	-	1,096,068	-	1,096,068
Short-Term Investments	2,525,328	-	-	2,525,328
Total	$ 8,389,971	$ 1,096,068	$ -	$ 9,486,039
Liabilities
Futures Contracts**	30,131	-	-	30,131
Total	$ 30,131	$ -	$ -	$ 30,131

       *Please refer to the Consolidated Portfolio of Investments for industry classifications.

          The Fund did not hold any Level 3 securities during the period.

          There were no transfers into or out of Level 1 and Level 2 during the current period presented.

          It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

        **Represents variation margin on the last day of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Consolidated Portfolio of Investments. The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Due from Broker – The Fund deposits funds with ADM Investor Services, Inc. subject to CFTC regulations and various exchange and broker requirements.  Margin requirements are satisfied by the deposit of cash with such broker.  Due from Broker at September 30, 2012 represents both partially restricted deposits required to meet margin and other brokers or regulatory requirements, and excess funds not required for margin.  The Fund earns interest income on its credit balances with the broker.

Futures Contracts – The Fund engages in speculative trading of futures contracts in currencies, interest rates, stock indices, and a wide range of commodities, including energy and metals.  The Fund is subject to equity price risk, foreign currency exchange rate risk, commodity risk, and interest rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    As the Fund’s broker has the right to offset, the Fund presents unrealized gains and unrealized losses on open futures contracts (the difference between the contract trade price and quoted market price) as a net amount in the Consolidated Statement of Assets and Liabilities.  Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated hedging instruments.  Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Consolidated Statement of Operations.  When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   Brokerage commissions on futures contracts include other trading fees and are charged to expense when incurred.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  The Fund has established procedures to actively monitor risk exposure on a contract, market sector, and overall basis in accordance with established risk parameters.

Foreign Currency Transactions - The Fund’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Consolidated Statement of Assets and Liabilities.  Income and expense items denominated in currencies other than U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported as a component of “Net Realized Loss on Futures Contracts” in the Consolidated Statement of Operations.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

Derivatives Disclosure –

Investments in futures contracts are reported in the Consolidated Statement of Assets and Liabilities as net realized losses on open futures contracts.

The fair value of the Fund’s derivative contracts as of September 30, 2012 is presented below on a gross basis by primary risk exposure as an asset if in a gain position and a liability if in a loss position.

Contract Type/
Primary Risk Exposure	Assets	Liabilities	Net

Equity contracts:	$ 6,565	$ (16,894)	$ (10,329)

Commodity contracts	196,410	(202,572)	(6,162)

Interest rate contracts:	1,665	(6,721)	(5,056)

Foreign exchange contracts:	2,931	(1,515)	1,416

	$ 207,571	$ (227,702)	$ (20,131)

Realized gains (losses) and change in net unrealized gains or losses on futures contracts for the six months ending September 30, 2012, are reported in the Consolidated Statement of Operations.

		Change in
	Realized Gain	Unrealized
	or (Loss) on	Appreciation or
Contract Type/	Derivatives	(Depreciation)
Primary Risk Exposure	Before Commissions	on Derivatives
Equity contracts
	$ (21,784)	$ (10,329)

Commodity contracts
	(90,974)	(6,162)

Interest rate contracts
	23,504	(5,056)

Foreign currency contracts
	(18,965)	1,416

Total	$ 73,729	$ (20,131)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

Distributions to Shareholders –Distributions from investment income are declared and recorded on a daily basis and paid quarterly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Use of Estimates – The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported revenues and expenses during the report period.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.   Makefield Capital Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the average daily net assets of the Fund on the first $500 million, and then 1.35% on assets greater than $500 million.  For the six months ended September 30, 2012, the Adviser earned advisory fees of $70,999.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2013, so that the total annual operating expenses of the Fund do not exceed 2.00% and 2.75% of the Fund’s average daily net assets for Class A and Class C shares, respectively.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended September 30, 2012, the Adviser waived fees and reimbursed expenses of $90,949.   As of September 30, 2012, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $243,529, and will expire on March 31 of the years indicated below:

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

2016	2015
$90,949	$152,580

BPF Management Fee: The Fund will pay the Trading Advisor a management fee equal to 1/12 of 2% (2% per annum) of the month-end Trading Level for each month.  Trading level shall mean the Fund’s net assets allocated to the Trading Advisor, times the leverage to be employed by the Trading Advisor as determined from time to time upon the discretion of the Manager.  The Trading Level may be traded at a leverage ratio of up to 3.0, and will include notional funds.  The use of notional funds will increase the amount of management fees that the Trading Advisor will receive as if trading the same amount of cash or only actual funds allocated to it.  Throughout the six month period ending September 30, 2012, the Trading Level was 3.0; accordingly, the Trading Advisor’s effective management fee was approximately 1/12 of 6% per annum of the Fund’s net assets during the period.  In addition to the management fee paid to the Trading Advisor, the Manager also receives a monthly management fee equal to 0.01667% (0.2% annually) of the net assets of the Fund as of the last day of each month.  The total Trading Advisor’s and Manager’s management fee for the six months ended September 30, 2012 was $31,525 and $1,053, respectively.

BPF Performance Fee:  Pursuant to the Investment Advisory Agreement with the Trading Advisor, the Trading Advisor is entitled to a quarterly performance fee equal to 15% of New Net Trading Profits, if any.  The performance fee is calculated on a “high water mark basis” meaning that only new profits in excess of the highest cumulative levels of net capital appreciation of a Member’s Capital Account as of the end of each calendar quarter constitute net new profits.  Performance fees are accrued weekly and paid quarterly or upon any redemption of interests.  For the six months ended September 30, 2012 there were no performance fees earned by the Trading Advisor.

Related Party Transactions – The Fund pays the Manager a monthly management fee equal to 1/12 of 0.20% of the Fund’s net assets.  In addition, an introducing broker affiliated with the Manager serves as the Fund’s introducing broker and receives a portion of the brokerage commissions charged by the Fund’s clearing broker.  Approximately 35% to 45% of the actual trading commissions incurred by the Fund was remitted to the Fund’s introducing broker from the Fund’s clearing broker during the six month period ended September 30, 2012.

Distributor – The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and 1.00% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  During the six months ended September 30, 2012, the 12b-1 fees accrued amounted to $11,686 and $589 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended September 30, 2012, the Distributor received $8,460 in underwriting commissions for sales of Class A shares, of which $1,330 was retained by the principal underwriter.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2012 amounted to $790,511 and $0, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended September 30, 2012, the Class A shares assessed $13 in redemption fees.

6.  TAX COMPONENTS OF CAPITAL

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Other	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Book/Tax	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ 3,685	$ -	$ (36,021)	$ (287,993)	$ (145,019)	$ (465,348)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), accumulated net investment loss and accumulated net realized loss from security transactions are primarily attributable to the adjustments for the Fund’s wholly-owned and controlled subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $36,021.

Permanent book and tax differences, primarily attributable to net operating losses, non-deductible expenses and adjustments for the Fund’s wholly-owned and controlled subsidiary, resulted in reclassification for the period ended March 31, 2012 as follows: an increase in paid in capital of $45,285; a decrease in the non-controlling interest of $68,821; and a decrease in accumulated net investment loss from security transactions of $23,536.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of Advisory Agreement –Mosaic Managed Futures Strategy Fund

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Mosaic Capital Management, LLC. (the “Adviser”) and the Trust, on behalf of Mosaic Managed Futures Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) arrangements in respect of the distribution of the Fund's shares; (d) the overall organization of the Adviser; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser were sufficiently capitalized (or had other financial resources) to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund.  The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Makefield Managed Futures Strategy Fund

DISCLOSURE OF FUND EXPENSES, EXCLUDING NON-CONTROLLING INTEREST (Unaudited)

September 30, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During the Period* (4/1/12 to 9/30/12)
Actual
Class A	$1,000.00	$ 1,004.30	$ 10.05
Class C	$1,000.00	$ 1,001.10	$ 13.80
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,015.04	$ 10.10
Class C	$1,000.00	$1,011.28	$ 13.87

*  Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.00% for Class A and 2.75% for Class C, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ended September 30, 2012).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Makefield Capital Management, LLC

7535 Windsor Drive, Suite A205

Allentown, PA 18195

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-296-8992 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-296-8992.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/10/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/10/12